6. SALE OF ASSETS	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
6. SALE OF ASSETS

In fiscal year 2014, the Company sold equipment that was previously written off for proceeds totaling $14,028 and recorded a gain of $14,028.  In fiscal year 2013, the Company sold equipment that was previously written off for proceeds totaling $4,498 and recorded a gain of $4,498. These gains are included within operating expenses in the accompanying consolidated statements of operations.